Financial instruments - Foreign exchange risk (Details) - Foreign exchange risk € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€) € / $ € / £ € / $ D
Financial risk management and financial instruments
Number of preceding business days for calculation of probability distributions | D	250
Confidence level (as a percent)	95.00%
Holding period	1 year
Net exposure	€ 1,565,589
CFaR	59,557
USD
Financial risk management and financial instruments
Notional amount	€ 988,595
Average hedging rate | € / $	1.1902
AUD
Financial risk management and financial instruments
Notional amount	€ 212,264
Average hedging rate | € / $	1.6303
GBP
Financial risk management and financial instruments
Notional amount	€ 58,273
Average hedging rate | € / £	0.9041